Major Customers	12 Months Ended
Dec. 31, 2012
Major Customers
23.	MAJOR CUSTOMERS

A small number of customers have historically accounted for a substantial portion of our net revenue. In 2010, 2011 and 2012, our top three customers collectively accounted for approximately 30.4%, 37.6% and 20.0%, respectively, of our net revenues.

The following table summarizes net revenues from customers that accounted for 10% or more of the Group’s net revenues for year 2010, 2011 and 2012.

	Net revenues Year ended December 31,
	2010	2011	2012

A	N/A	14.9%	8.9%
B	N/A	11.8%	N/A
C	N/A	10.9%	N/A
D	11.4%	N/A	N/A
E	10.9%	N/A	N/A

	22.3%	37.6%	8.9%

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group’s accounts receivable:

	Accounts receivable As of December 31,
	2011	2012

F	N/A	31.1%
H	23.7%	22.0%
I	42.2%	18.4%

	65.9%	71.5%